X-Square Balanced Fund, LLC
90 Carr. 165, Ste. 803
Guaynabo, Puerto Rico 00968

May 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	X-Square Balanced Fund, LLC (the “Fund”)
File Nos. 333-229217 and 811-23417

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information, each dated April 29, 2024, that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information, each dated April 29, 2024, contained in Post-Effective Amendment No. 7 under the Securities Act and Amendment No. 9 under the Investment Company Act of 1940, as amended, to the Fund’s Registration Statement on Form N-1A, which was filed on April 29, 2024 (Accession No. 0001398344-24-008133).

Sincerely,

/s/Ignacio Canto
Ignacio Canto
President